DEBT AND RELATED PARTY DEBT - Other Outstanding and Repaid Term Loans (Details)	Aug. 20, 2025 USD ($) M loan	Apr. 11, 2025 USD ($)	Feb. 26, 2025 USD ($) M loan	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Other term loans
DEBT AND RELATED PARTY DEBT
Loan amount outstanding				$ 1,900,000	$ 4,800,000	$ 4,900,000
Term Loans 8 and 9
DEBT AND RELATED PARTY DEBT
Number of new loans | loan			2
Interest rate			18.00%
Number of monthly payments | M			12
Term Loan 8
DEBT AND RELATED PARTY DEBT
Principal amount			$ 1,100,000
Term Loan 9
DEBT AND RELATED PARTY DEBT
Principal amount			$ 900,000
Term Loans 10 and 11
DEBT AND RELATED PARTY DEBT
Number of new loans | loan	2
Principal amount	$ 2,000,000
Prepayment fee percentage	1.50%
Prepayment term	12 months
Term Loan 10
DEBT AND RELATED PARTY DEBT
Principal amount	$ 1,000,000
Interest rate	18.00%
Number of monthly payments | M	15
Maturity term	15 months
Term Loan 11
DEBT AND RELATED PARTY DEBT
Principal amount	$ 1,000,000
Interest rate	18.99%
Number of monthly payments | M	18
Maturity term	18 months
Business Loan and Security Agreement (Tranche 1)
DEBT AND RELATED PARTY DEBT
Repayment of debt		$ 4,000,000
Business Loan and Security Agreement (Tranche 3)
DEBT AND RELATED PARTY DEBT
Repayment of debt		680,000
Business Loan and Security Agreement (Tranche 4)
DEBT AND RELATED PARTY DEBT
Repayment of debt		1,000,000
Business Loan and Security Agreement (Tranches 5 and 6)
DEBT AND RELATED PARTY DEBT
Repayment of debt		1,000,000
Business Loan and Security Agreement (Tranche 7)
DEBT AND RELATED PARTY DEBT
Repayment of debt		$ 1,500,000